Ordinary Shares (Details) - USD ($)							6 Months Ended		12 Months Ended
	Sep. 25, 2025	Jul. 08, 2025	Feb. 21, 2025	Aug. 23, 2024	Jul. 11, 2024	Mar. 21, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Oct. 27, 2023	Oct. 09, 2023
Ordinary Shares [Line Items]
Consolidation of ordinary shares											10
Shares price per share						$ 2.86					$ 0.001
Ordinary share per share											$ 0.01
Fractional shares issued										34,040
Pre-split ordinary shares outstanding										10
Offering cost						$ 1,989,777	$ 1,200,000	$ 35,806
Net proceeds from the capital						2,300,223
Aggregate value			$ 2,000,000				819,390		$ 169,390
Percentage of total consideration			99.00%
Subscribes price per shares				$ 1
Gross proceeds		$ 30,500,000		$ 10,000,000			$ 36,500,000	$ 10,000,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Stock Issued During Period, Shares, Acquisitions									3,000,000
Shaorong Zheng [Member]
Ordinary Shares [Line Items]
Percentage of total consideration					98.00%
Common Class A [Member]
Ordinary Shares [Line Items]
Shares price per share	$ 1.2	$ 0.5
Ordinary shares, shares issued							71,362,733		16,362,733
Net proceeds from the capital						$ 4,290,000
Ordinary share per share							$ 0.01		$ 0.01
Aggregate value					$ 1,100,000
Aggregate shares issued				10,000,000
Gross proceeds	$ 6,000,000
Common Class A [Member] | Yi Caishen [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued					1,000,000
Ordinary share per share					$ 1.1
Common Class A [Member] | Xiamen Hand in Hand Network Technology Co., Ltd. [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued			2,000,000
Common Class A [Member] | Joya Enterprises Limited [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued	5,000,000
Ordinary share per share	$ 0.01
Common Class A [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						1,500,000
Common Class A [Member] | Private Placement [Member]
Ordinary Shares [Line Items]
Ordinary share per share				$ 0.01
Stock Issued During Period, Shares, Acquisitions		50,000,000
Class B Ordinary Share [Member]
Ordinary Shares [Line Items]
Shares price per share		$ 0.55
Ordinary shares, shares issued							10,576,308		576,308
Class B Ordinary Share [Member] | Private Placement [Member]
Ordinary Shares [Line Items]
Stock Issued During Period, Shares, Acquisitions		10,000,000